Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Cboe Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest US Large Cap 10% Buffer Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cboe Vest US Large Cap 10% Buffer Strategies Fund (the “US Large Cap 10% Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 72.58%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such 10% Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the Tranche Holding Period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the price of the Index or ETF decreases over the Tranche Holding Period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 90%.

Each 10% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 10% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 10% Buffer Strategy with FLEX Options expiring within one month, a second 10% Buffer Strategy with FLEX Options expiring within two months, a third 10% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 10% Buffer Strategy at any one time. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 10% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index or ETF give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 10% Buffer Strategies. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index or an ETF, it may be subject to the risks associated with changes in that index or ETF.

Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities.   Options’ payments at expiration are based on the price performance of the US large cap equity market or an ETF that tracks such market.  The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market or ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market and/or ETF.  The settlement value of the FLEX Options is based on the Index or an ETF on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Index or ETF is designed to replicate the performance of the US large cap equity market. The value of the Index or ETF will fluctuate over time based on fluctuations in the value of the stocks comprising the Index or ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. The ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the ETF, the FLEX Options and the Fund. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all. Shares of ETFs may trade at a discount or premium from their NAV.

The value of the FLEX Options may change with the implied volatility of the Index or ETF and the securities comprising the Index or the ETF.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index or the ETF. The Fund seeks to provide target returns referencing the price performance of the Index or an ETF, which does not include returns from dividends paid by the companies in the Index or an ETF.

The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF or their underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or the ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures. For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Buffer Strategy Fund.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest Large Cap 10% Buffer Strategies Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 13.34% (quarter ended June 30, 2020) and the lowest quarterly return was -13.32% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also presents the impact of taxes on the Fund’s Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.  For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Buffer Strategy Fund.

Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe S&P 500® Index Buffer Protect Balanced Series
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	17.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUAGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,064
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	633
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,371
1 Year	rr_AverageAnnualReturnYear01	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUMGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,632
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,274
Annual Return 2017	rr_AnnualReturn2017	11.85%
Annual Return 2018	rr_AnnualReturn2018	(2.19%)
Annual Return 2019	rr_AnnualReturn2019	17.71%
Annual Return 2020	rr_AnnualReturn2020	10.56%
Annual Return 2021	rr_AnnualReturn2021	12.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.32%)
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years	rr_AverageAnnualReturnYear05	9.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years	rr_AverageAnnualReturnYear05	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
Cboe Vest US Large Cap 10% Buffer Strategies Fund | Cboe Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUYGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,154
1 Year	rr_AverageAnnualReturnYear01	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest US Large Cap 20% Buffer Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cboe Vest US Large Cap 20% Buffer Strategies Fund (the “US Large Cap 20% Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate 11.15%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such 20% Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the tranche holding period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index or ETF decreases over the tranche holding period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 80%.

Each 20% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 20% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 20% Buffer Strategy with FLEX Options expiring within one month, a second 20% Buffer Strategy with FLEX Options expiring within two months, a third 20% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of Index at any given time) compared to the risk of acquiring or disposing of any one 20% Buffer Strategy at any one time. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 20% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 20% Buffer Strategies. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index or ETF changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index or an ETF, it may be subject to the risks associated with changes in that index or ETF.

Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities.   Options’ payments at expiration are based on the price performance of the US large cap equity market or an ETF that tracks such market.  The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market or ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market and/or ETF.  The settlement value of the FLEX Options is based on the Index or an ETF on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Index or ETF is designed to replicate the performance of the US large cap equity market. The value of the Index or ETF will fluctuate over time based on fluctuations in the value of the stocks comprising the Index or ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. The ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the ETF, the FLEX Options and the Fund. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all. Shares of ETFs may trade at a discount or premium from their NAV.

The value of the FLEX Options may change with the implied volatility of the Index or ETF and the securities comprising the Index or the ETF.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index or the ETF. The Fund seeks to provide target returns referencing the price performance of the Index or an ETF, which does not include returns from dividends paid by the companies in the Index or an ETF.

The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or ETF or their underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index or the ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index or ETF and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures. For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Enhanced Growth Strategy Fund.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest US Large Cap 20% Buffer Strategies Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 21.69% (quarter ended June 30, 2020) and the lowest quarterly return was -20.17% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2022, the Fund’s benchmark is the MerQube US 20% Buffer Laddered Index, which the Adviser believes better aligns with the Fund’s investment objective and strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also presents the impact of taxes on the Fund’s Institutional Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A, Class C, Investor Class and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ. For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Enhanced Growth Strategy Fund.

Cboe Vest US Large Cap 20% Buffer Strategies Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	18.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | MerQube US 20% Buffer Laddered Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.42%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.30%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe S&P 500® Enhanced Growth Index Balanced Series
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.26%
5 Years	rr_AverageAnnualReturnYear05	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,985
1 Year	rr_AverageAnnualReturnYear01	15.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,467
1 Year	rr_AverageAnnualReturnYear01	14.56%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,652
1 Year	rr_AverageAnnualReturnYear01	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,369
Annual Return 2017	rr_AnnualReturn2017	19.17%
Annual Return 2018	rr_AnnualReturn2018	(7.06%)
Annual Return 2019	rr_AnnualReturn2019	30.72%
Annual Return 2020	rr_AnnualReturn2020	13.66%
Annual Return 2021	rr_AnnualReturn2021	15.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	13.75%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	12.71%
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
Cboe Vest US Large Cap 20% Buffer Strategies Fund | Cboe Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 981
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 126.11%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Cboe Global Markets Inc. (“Index Calculation Agent” and/or “Cboe”), is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Cboe Aristocrats Index investment strategy includes:

●	buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and,

●	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell standardized exchange-traded call options or European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ‘straddle’ or ‘qualified covered call’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 17.22% (quarter ended June 30, 2020) and the lowest quarterly return was -23.27% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also presents the impact of taxes on the Fund’s Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	18.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Cboe S&P 500® Dividend Aristocrats Target Income Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,162
1 Year	rr_AverageAnnualReturnYear01	24.13%
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,430
1 Year	rr_AverageAnnualReturnYear01	23.23%
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
1 Year	rr_AverageAnnualReturnYear01	24.13%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,444
Annual Return 2018	rr_AnnualReturn2018	(4.26%)
Annual Return 2019	rr_AnnualReturn2019	26.06%
Annual Return 2020	rr_AnnualReturn2020	7.34%
Annual Return 2021	rr_AnnualReturn2021	24.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
1 Year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
1 Year	rr_AverageAnnualReturnYear01	24.73%
Since Inception	rr_AverageAnnualReturnSinceInception	14.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
Cboe Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest Bitcoin Strategy Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Bitcoin Fund” or, solely for this Fund Summary, the “Fund”) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s initial fiscal period from August 13, 2021 to October 31, 2021, the Fund’s portfolio turnover rate was 0.00%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Shareholder Services Plan expenses are estimated for the Fund’s first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve total return by constructing a dynamic portfolio with the aim of both managing the volatility of the Fund and reducing the impact on the Fund’s portfolio of significant market downturns during periods of high volatility in the price of Bitcoin. The Fund seeks to achieve these objectives by allocating its assets among exchange-traded futures contracts linked to Bitcoin that are cash-settled in U.S. dollars (“Bitcoin Futures”) and any one or more of the following: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements (“Cash Investments”) (collectively, Bitcoin Futures and Cash Investments are referred to as “Constituent Investments”).

About the Managed Volatility Strategy and Target Exposure

The Fund is actively managed by its investment adviser (the “Adviser”), using a strategy (“Managed Volatility Strategy”) designed to change allocations among the Constituent Investments in response to changes in historically realized volatility of Bitcoin Futures relative to a volatility target for the Fund that is periodically set by the Adviser (the “Volatility Target”). If the historically realized volatility of Bitcoin Futures increases relative to the Volatility Target, the Adviser may reduce the Fund’s economic exposure to Bitcoin Futures (the “Target Exposure”) and allocate a higher amount to Cash Investments. On the other hand, if the historically realized volatility of Bitcoin Futures decreases relative to the Volatility Target, the Adviser may increase the Fund’s Target Exposure to Bitcoin Futures and allocate a lesser amount to Cash Investments. The Adviser may review both short-term and long-term measures of historically realized volatility of Bitcoin Futures to determine changes to the Target Exposure. Historically realized volatility is an assessment of variation in returns of an asset from its average as evident in the daily prices of that asset over a certain historical period. The historical period over which the volatility is measured can be short-term such as over 21 consecutive trading days or long-term such as over 260 trading days.

The historically realized volatility of Bitcoin Futures is relatively high. For instance, at times Bitcoin Futures have realized volatility that is more than five times the volatility realized by the broad US stock market weighted by market capitalization. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s Target Exposure may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a Target Exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Adviser believes it is prudent to take a temporary defensive posture, the Fund may reduce its Target Exposure significantly. The Fund does not anticipate its Target Exposure will exceed 100%.

The Adviser believes that the Managed Volatility Strategy may lead to total returns for investors while dampening large swings in the volatility of the Fund’s entire portfolio over time. However, historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the returns of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

About the Volatility Target

The Adviser will seek to manage the volatility of the Fund consistent with changes in the broad level of risks in capital markets. The Adviser will change the Volatility Target for the Fund, based on the Adviser’s subjective assessment, as the levels of risks in capital markets change. The Adviser will review several factors that provide indications of the level of risks in capital markets in setting the Volatility Target, including but not limited to levels of yield in high-quality short-term debt securities, levels of credit spreads in the corporate bond market, volatility of the broad US stock market, quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between Bitcoin Futures’ prices of differing expiration dates, supply/demand data, momentum and price data on Bitcoin. The Fund is actively managed and has the flexibility to change the Volatility Target, at the Adviser's discretion, in order to achieve the Fund’s objective.

The Fund’s Portfolio Composition

The Fund invests substantially all of its assets in a combination of Bitcoin Futures and Cash Investments whose collective performance is designed to achieve total return with the aim of both managing the volatility of the Fund and limiting losses due to severe sustained decline. Importantly, the Fund will not invest directly in Bitcoin or any other digital currencies. Rather, the Fund seeks to gain exposure to Bitcoin Futures, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “CboeVest Subsidiary”). The CboeVest Subsidiary is wholly owned and controlled by the Fund. The Fund will also likely have significant Cash Investments. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. Again, however, the Fund will not invest directly in Bitcoin or any other digital currencies.

The Fund will seek to gain exposure to the Bitcoin markets primarily through exchange-traded futures contracts that are cash-settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”). The CME is a US-registered designated contract market and derivatives clearing organization. Futures contracts are financial contracts, the value of which depends on, or is derived from, an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. The CME has specified that the value of Bitcoin underlying Bitcoin futures contracts traded on the CME will be determined by reference to the CME CF Bitcoin Reference Rate, which provides an indication of the price of Bitcoin across certain Bitcoin trading platforms.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold, and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. The Fund will be a net buyer of Bitcoin Futures. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 40% of the value of the contract being traded.

A cash-settled future contract means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on Bitcoin, the amount of cash to be paid is equal to the difference between the value of the Bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement.

The CboeVest Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the CboeVest Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the CboeVest Subsidiary is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the CboeVest Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Bitcoin Futures. The Fund will aggregate its investments with the CboeVest Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the CboeVest Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the CboeVest Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the CboeVest Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the CboeVest Subsidiary.

Due to the Subsidiary Limit, margin requirements for Bitcoin Futures and the high volatility of Bitcoin Futures, the Fund’s exposure to Bitcoin Futures, and resultantly the sensitivity of its prices to changes in price of Bitcoin Futures, may be substantially below the highest exposure of 100%. Margin requirements will determine the amount of collateral the Fund is required to post to its futures commission merchant (“FCM”). An FCM is a brokerage firm that solicits or accepts orders to buy or sell futures contracts and accepts money or other assets from customers to support such orders. FCMs are required to be registered with the CFTC and to be members of the National Futures Association. Minimum margin requirements for Bitcoin Futures are set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. FCMs may require a margin level beyond the exchange’s minimum requirement. The Fund’s exposure to Bitcoin Futures may decrease if, and when, margin requirements for Bitcoin Futures increase.

The CME limits the position (the “Position Limit”) acquired by a single entity, such as the Fund or its subsidiary, for Bitcoin Future contracts with an expiry date closest to the trade date. The CME does not limit positions for contracts for expiry dates other than the closest to trade date. However, for positions that exceed an accountability level of contracts (the “Accountability Level”), the CME may ask the Fund or its subsidiary to provide information relating to the position, including, but not limited to, the nature and size of the position, the trading strategy employed with respect to the position, and hedging information, if applicable. Failure to supply the requested information may result in an order to reduce such positions. Additionally, the CME may ask the Fund, or its subsidiary, to not further increase its positions, comply with any limit on the size of the position and/or reduce any open position which exceeds the Accountability Level. The CboeVest Subsidiary may be unable to invest in Bitcoin Futures beyond the Position Limit or Accountability Level. This may limit the maximum assets that can be committed to the Fund’s investment strategy, and consequently to the Fund. The Trust may close the Fund to additional investments as a result of its positions nearing the Position Limit or Accountability Level.

As the Fund’s investments in Bitcoin Futures nears expiry, the Fund will roll the futures. “Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. The Fund generally selects between Bitcoin Futures contracts with the three nearest expiration dates (known as the front, second and third month contracts) based on the Adviser’s analysis of the liquidity and cost of establishing and maintaining such positions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund may sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in a negative roll yield. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund may sell the expiring contract at a higher price and buy a longer-dated contract at a lower price, resulting in a positive roll yield. Due to contango, backwardation or other factors, the returns from Bitcoin Futures may differ from returns from a direct investment in Bitcoin. The Fund does not invest in, or seek exposure to, the current “spot” or cash price of Bitcoin.

The Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets; the Fund will seek to achieve and maintain, generally with a highest exposure to Bitcoin Futures of 100% by using leverage inherent in futures contracts and through reverse repurchase agreements. The Fund’s Bitcoin futures will provide leverage to the extent they give the Fund exposure to an amount of underlying Bitcoin with a greater value than the amount of collateral the Fund is required to post to its FCM. The Fund’s investments in futures and reverse repurchase agreements will not be considered to be senior securities under the 1940 Act, to the extent the Fund either (1) enters into an offsetting (“covered”) position for the same type of financial asset or (2) segregates cash or liquid securities with a value at least equal at all times to that portion of its potential obligations not covered. The Fund may be unable to use such segregated or earmarked assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of, or otherwise cover, such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. The Fund may modify its asset segregation policies from time to time. Although the Fund’s Bitcoin Futures will provide leverage to the extent, they give the Fund exposure to an amount of underlying Bitcoin with a greater value than the amount of collateral the Fund is required to post, the Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets.

The Fund (and the CboeVest Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following Cash Investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements that provide liquidity, serve as margin or collateralize the Fund’s and/or the CboeVest Subsidiary’s investments in Bitcoin.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Bitcoin Risks

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

●	New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

●	Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

●	Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

●	Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

●	Excess Supply Risks. Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

●	Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for U.S. dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

●	Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

●	Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

●	Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

●	Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

●	Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

Other General Fund Risks

●	Risk of Limited Exposure. Due to the Fund’s investment strategy of limiting its volatility, the Fund’s investment in Bitcoin may be a small proportion of the Fund’s assets.

●	Risk of Investing in Futures. The Fund may invest in exchange-traded Bitcoin futures contracts (either directly or through the CboeVest Subsidiary). Futures contracts can be highly volatile and using futures can increase the volatility of the Fund’s NAV and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

●	Bitcoin Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.

●	Risk of Limit to Fund’s Maximum Assets. CME’s Position Limit and Accountability Level may limit the maximum assets that can be committed to the Fund’s investment strategy, and consequently to the Fund. The Trust may close the Fund to additional investments as a result of its positions nearing the Position Limit or Accountability Level. The Fund may also limit its size and close to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.

●	Risk of Investing in Derivatives. The Fund may invest in derivatives. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

●	Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

●	Liquidity Risk. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Bitcoin Future contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s NAV. In addition, many of the Bitcoin Futures contracts are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. The illiquidity of Bitcoin Futures could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares. The Fund may limit it size and close the Fund to new investment if it deems that it cannot meet liquidity demands from potential redemptions or that it may become so large that as to require more liquidity to meet potential redemptions than the market can provide.

●	Portfolio Turnover Risk. The Fund may experience high portfolio turnover. The Fund’s high levels of turnover of certain Bitcoin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

●	Volatility Risk. Frequent or significant short-term price movements of Bitcoin, and thus Bitcoin Futures, could adversely impact the performance of the Fund. In addition, the NAV of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. Bitcoin speculation regarding future appreciation in the value of Bitcoin may inflate and make more volatile the price of a Bitcoin. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. The volatility of Bitcoin could, in turn, result in significant losses for the Fund and its shareholders. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

●	Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Bitcoin Futures typically trade is closed. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the CboeVest Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

●	Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.

●	Credit Risk. The Fund’s non-Bitcoin Futures investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

●	CboeVest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the CboeVest Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The CboeVest Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the CboeVest Subsidiary, will not have all the protections offered to investors in registered investment companies.

●	Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital currency) or derivatives based upon Bitcoin (or any other digital currency) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in Bitcoin or any other digital currencies, but it will gain exposure to Bitcoin Futures through investments in the CboeVest Subsidiary, which is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the CboeVest Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK –Tax Risk” below, as well as in the Fund’s SAI.

●	New Fund Risk. As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

●	Management Risk. The Fund is subject to management risk because it is actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

●	Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets; the Fund will seek to achieve and maintain the Target Exposure generally of not more than 100% by using leverage inherent in futures contracts and through reverse repurchase agreements. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in derivative instruments, such as Bitcoin Future, may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

●	Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because prices of the Bitcoin Futures tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment. This risk is particularly significant in light of the significant volatility that is often exhibited by the prices of Bitcoin.

●	Interest Rate Risk. The Fund’s non-Bitcoin Futures investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates.

●	Restricted Securities. Restricted Securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell Restricted Securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result.

●	U.S. Government Securities Risk. In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government.

●	Repurchase Agreements Risk. In addition to its investments in Bitcoin Futures, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays.

●	Operational Risk. The Fund is exposed to operational risks. Unlike other more developed futures markets, the market for exchange-traded Bitcoin futures contracts has limited trading history and operational experience and may have unique operational risks. These risks could include risks of exchange trading suspensions, operational risks of collateral transfer between custodian and FCM and risks associated with settlement delays or failures.

●	Non-Diversified Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has recently commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Cboe Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 554
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Cboe Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 466
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Cboe Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 435

[1]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.
[2]	Effective February 28, 2022, the Fund’s benchmark is the MerQube US 20% Buffer Laddered Index, which the Adviser believes better aligns with the Fund’s investment objective and strategies.
[3]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.
[4]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.
[5]	Other Expenses and Shareholder Services Plan expenses are estimated for the Fund’s first full fiscal year.
[6]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.99% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.89%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.